Financial Instruments - Schedule of Derivative Hedging Activities (Details) € in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 JPY (¥) ¥ / $	Mar. 31, 2021 JPY (¥) ¥ / $	Mar. 31, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)
Cash flow hedges | Interest risk | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Notional | $			$ 575		$ 575
Cash flow hedges | Interest risk | Currency and interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Notional	¥ 787,370	¥ 803,506
Carrying amount – liabilities	(8,637)	61,564
Cash flow hedges | Currency and interest risk | Currency and interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Notional | $			6,675		6,875
Net investment hedges | Currency and interest risk | Foreign currency denominated bonds and loans
Disclosure of detailed information about hedging instruments [line items]
Notional			5,108	€ 7,368	8,819	€ 8,857
Net investment hedges | Currency and interest risk | Forward exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Notional			$ 594	€ 1,815	$ 3,291	€ 998
United States Dollar | Cash flow hedges | Interest risk | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets	0	0
Carrying amount – liabilities	¥ 49	¥ 4,777
Average rate of hedging instrument	2.83%	2.83%	2.83%	2.83%	2.83%	2.83%
United States Dollar | Cash flow hedges | Currency and interest risk
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets	¥ 22,749
Carrying amount – liabilities	¥ 14,063
United States Dollar | Cash flow hedges | Currency and interest risk | Currency and interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets		¥ 1,506
Carrying amount – liabilities		¥ 58,293
Average rate of hedging instrument	1.85%	1.80%	1.85%	1.85%	1.80%	1.80%
Average foreign exchange rate | ¥ / $	107.43	107.63
United States Dollar | Net investment hedges | Currency and interest risk | Foreign currency denominated bonds and loans
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets	¥ 0	¥ 0
Carrying amount – liabilities	624,138	974,779
United States Dollar | Net investment hedges | Currency and interest risk | Forward exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets	0	0
Carrying amount – liabilities	4,982	18,539
Euro | Net investment hedges | Currency and interest risk | Foreign currency denominated bonds and loans
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets	0	0
Carrying amount – liabilities	1,001,896	1,149,950
Euro | Net investment hedges | Currency and interest risk | Forward exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets	0	0
Carrying amount – liabilities	¥ 11,360	¥ 3,366